Fair Value Measurements - Plan's Investments at Fair Value (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Investments at fair value		$ 140,378,946	$ 140,594,330
Money Market Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value		6,432,444	8,508,755
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value		78,744,813	75,813,247
Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value		124,570	210,593
Common Collective Trusts [Member]
Fair Value Measurements [Abstract]
Investments at fair value	[1]	55,077,119	56,061,735
Level 1 [Member]
Fair Value Measurements [Abstract]
Investments at fair value		85,301,827	84,532,595
Level 1 [Member] | Money Market Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value		6,432,444	8,508,755
Level 1 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments at fair value		78,744,813	75,813,247
Level 1 [Member] | Stock Fund [Member]
Fair Value Measurements [Abstract]
Investments at fair value		$ 124,570	$ 210,593

[1]	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.